11A. Land use right, net	12 Months Ended
Dec. 31, 2014
ZHEJIANG TIANLAN
Land use right, net
	2014	2013
	RMB’000	RMB’000

Land use right	7,361	7,361
Less: Accumulated amortisation	(1,316)	(1,167)

	6,045	6,194

	2014	2013	2012
	RMB’000	RMB’000	RMB’000

Amortisation expense	149	141	177

ZHEJIANG JIAHUAN
Land use right, net

	2014	2013
	RMB’000	RMB’000

Land use right	7,987	7,987
Less: Accumulated amortisation	(1,373)	(1,210)

	6,614	6,777

			(Unaudited)
	2014	2013	2012
	RMB’000	RMB’000	RMB’000

Amortisation expense	163	163	163

Land use right with a carrying amount of approximately RMB6,614,000 and RMB6,777,000 as of December 31, 2014  and 2013 was pledged, along with the buildings discussed above, to secure the Company’s short-term bank loans.